Related party transactions	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Related party transactions
2.5.18 Related party transactions
The compensation amounts presented below, awarded to the members of the Board of Directors and the Executive Committee of the Group, were recorded as General & Administrative expenses in the period referenced.

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Non-executive director’s fees	210	196
Share-based compensation	113	168

Total compensation to the Board of Directors	323	364

Executive management fees	662	552
Short-term employee benefits	1 767	999
Share-based compensation	662	460

Total compensation to the Executive Committee	3 091	2 011